UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    Nov. 9, 2005
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        41

Form 13F Information Table Value Total:        $213769
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTO CULVER CO              COM              013068101     4488   100301 SH       SOLE                     6000             94301
AMERICAN INTL GROUP COM        COM              026874107     6771   109286 SH       SOLE                     4300            104986
AMGEN INC COM                  COM              031162100     9382   117756 SH       SOLE                     4200            113556
AVERY DENNISON CORP COM        COM              053611109     5319   101527 SH       SOLE                     4600             96927
BED BATH & BEYOND INC COM      COM              075896100     5985   148950 SH       SOLE                     6800            142150
BICO INC COM                   COM              088766100        0    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     7194   111389 SH       SOLE                     4200            107189
CISCO SYS INC COM              COM              17275R102     5205   290463 SH       SOLE                    15800            274663
CITIGROUP INC COM              COM              172967101      258     5666 SH       SOLE                                       5666
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       SOLE                                      28145
DELL COMPUTER CORP COM         COM              24702R101     5396   157775 SH       SOLE                     8700            149075
DU PONT E I DE NEMOURS COM     COM              263534109      716    18284 SH       SOLE                                      18284
DUKE ENERGY CORP COM           COM              264399106     3833   131400 SH       SOLE                                     131400
EXELON CORP COM                COM              30161N101      205     3845 SH       SOLE                                       3845
EXXON MOBIL CORP COM           COM              30231G102    10123   159321 SH       SOLE                     6500            152821
FISERV INC COM                 COM              337738108     6175   134625 SH       SOLE                     7700            126925
GENERAL DYNAMICS CORP COM      COM              369550108     7771    65001 SH       SOLE                     2600             62401
GENERAL ELEC CO COM            COM              369604103     7232   214800 SH       SOLE                     9600            205200
HOME DEPOT INC COM             COM              437076102     7139   187166 SH       SOLE                     7600            179566
ILLINOIS TOOL WKS INC COM      COM              452308109     5859    71160 SH       SOLE                     3000             68160
INTERNATIONAL BUS MACH COM     COM              459200101     4971    61970 SH       SOLE                     3100             58870
JOHNSON & JOHNSON COM          COM              478160104     9112   144001 SH       SOLE                     5500            138501
JOHNSON CTLS INC COM           COM              478366107      495     7975 SH       SOLE                                       7975
KINDER MORGAN ENERGY UT LTD PA COM              494550106     2529    47857 SH       SOLE                                      47857
LEGG MASON INC                 COM              524901105     7821    71300 SH       SOLE                     3150             68150
MARRIOTT INTL CL A             COM              571903202     4360    69200 SH       SOLE                     4500             64700
MCGRAW HILL COS INC COM        COM              580645109     8318   173157 SH       SOLE                     6800            166357
MEDTRONIC INC COM              COM              585055106     7827   145967 SH       SOLE                     6000            139967
MICROSOFT CORP COM             COM              594918104     6461   251122 SH       SOLE                    10800            240322
ORACLE CORP COM                COM              68389X105      215    17300 SH       SOLE                                      17300
PEPSICO INC COM                COM              713448108     6851   120803 SH       SOLE                     4000            116803
PFIZER INC COM                 COM              717081103     4477   179302 SH       SOLE                     7900            171402
PROCTER & GAMBLE CO COM        COM              742718109      250     4200 SH       SOLE                                       4200
STAPLES INC COM                COM              855030102     5678   266300 SH       SOLE                    14250            252050
STRYKER CORP COM               COM              863667101     6213   125700 SH       SOLE                     5600            120100
T ROWE PRICE GROUP INC         COM              74144T108     7614   116601 SH       SOLE                     5000            111601
UNITEDHEALTH GROUP INC         COM              91324P102     8776   156150 SH       SOLE                     6600            149550
WAL MART STORES INC COM        COM              931142103      239     5449 SH       SOLE                                       5449
WALGREEN CO COM                COM              931422109     6403   147375 SH       SOLE                     6000            141375
WELLS FARGO & CO COM           COM              949746101     7973   136132 SH       SOLE                     4500            131632
BP P L C SPONSORED ADR         ADR              055622104     8135   114813 SH       SOLE                     4700            110113